Insurance Receivables (Details) - Schedule of insurance receivables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of insurance receivables [Abstract]
Receivables from insurance companies and intermediaries	$ 193,701	$ 175,840
Less: Expected credit losses on insurance receivables	(14,356)	(9,235)
Total insurance receivables	$ 179,345	$ 166,605